UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-22814

NB Private Markets Fund III (TI) LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Patrick Deaton, Chief Operating Officer

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code:       1-212-476-8800

Date of fiscal year end:        March 31

Date of reporting period:        September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NB Private Markets Fund III (TI) LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2023

NB Private Markets Fund III (TI) LLC

For the six months ended September 30, 2023

NB Private Markets Fund III (TI) LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2023 (Unaudited)

Assets

Investment in the Company, at fair value	$40,270,540
Investment in Money Market Fund	721,710
Interest receivable	3,236

Total Assets	$40,995,486

Liabilities

Management fee payable	$53,597
Administration service fees payable	7,875
Professional fees payable	7,050
Due to Affiliate	312
Other payables	624

Total Liabilities	$69,458

Commitments and contingencies (See Note 4)

Members’ Equity - Net Assets	$40,926,028

Units of Membership Interests outstanding (unlimited units authorized)	19,517.68
Net Asset Value Per Unit	$2,096.87

The accompanying notes and attached financial statements of NB Private Markets Fund III (Master) LLC are an integral part of these financial statements.

1

NB Private Markets Fund III (TI) LLC

Statement of Operations

For the six months ended September 30, 2023 (Unaudited)

Net Investment Loss Allocated from the Company:

Interest income	$61,320
Expenses	(305,616)

Total Net Investment Loss Allocated from the Company	(244,296)

Fund Income:

Interest income	20,139

Total Fund Income	20,139

Fund Expenses:

Management fee	105,838
Administration service fees	15,750
Audit fees	7,050
Other expenses	9,795

Total Fund Expenses	138,433

Net Investment Loss	(362,590)

Net Realized and Change in Unrealized Gain on Investment in the Company (Note 2)
Net realized gain on investment in the Company	2,291,998
Net change in unrealized appreciation on investment in the Company	(2,910,630)

Net Realized and Change in Unrealized Gain on Investment in the Company	(618,632)

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(981,222)

The accompanying notes and attached financial statements of NB Private Markets Fund III (Master) LLC are an integral part of these financial statements.

2

NB Private Markets Fund III (TI) LLC

Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2023 (Audited)

	Members' Equity	Investment Adviser	Total
Members' committed capital	$50,279,798	$-	$50,279,798

Members' equity at April 1, 2022	$48,296,449	$2,310,366	$50,606,815
Capital distributions	(3,770,984)	-	(3,770,984)
Net investment loss	(889,448)	-	(889,448)
Net realized gain on investment in the Company	2,991,723	-	2,991,723
Net change in unrealized appreciation on investment in the Company	(7,030,856)	-	(7,030,856)
Net change in incentive carried interest	246,428	(246,428)	-
Members' equity at March 31, 2023	$39,843,312	$2,063,938	$41,907,250

For the six months ended September 30, 2023 (Unaudited)

	Members' Equity	Investment Adviser	Total
Members' committed capital	$50,279,798	$-	$50,279,798

Members' equity at April 1, 2023	$39,843,312	$2,063,938	$41,907,250
Net investment loss	(362,590)	-	(362,590)
Net realized gain on investment in the Company	2,291,998	-	2,291,998
Net change in unrealized appreciation on investment in the Company	(2,910,630)	-	(2,910,630)
Net change in incentive carried interest	49,062	(49,062)	-
Members' equity at September 30, 2023	$38,911,152	$2,014,876	$40,926,028

The accompanying notes and attached financial statements of NB Private Markets Fund III (Master) LLC are an integral part of these financial statements.

3

NB Private Markets Fund III (TI) LLC

Statement of Cash Flows

For the six months ended September 30, 2023 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$(981,222)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Total net investment loss allocated from the Company	244,296
Net realized and change in unrealized appreciation on investment in the Company	618,632
Net purchases and sales of short term investments	123,319
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	63
Increase (decrease) in management fee payable	1,697
Increase (decrease) in professional fees payable	(7,050)
Increase (decrease) in due to Affiliate	312
Increase (decrease) in other payables	(47)

Net cash provided by (used in) operating activities	-

Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of the period	-

Cash and cash equivalents at end of the period	$-

The accompanying notes and attached financial statements of NB Private Markets Fund III (Master) LLC are an integral part of these financial statements.

4

NB Private Markets Fund III (TI) LLC

Financial Highlights

	For the six months ended
	September 30, 2023	For the year ended	For the year ended	For the year ended	For the year ended	For the year ended
	(Unaudited)	March 31, 2023	March 31, 2022	March 31, 2021	March 31, 2020	March 31, 2019
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$2,147.14	$2,592.87	$3,154.02	$1,926.88	$1,939.00	$1,810.11
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(18.58)	(45.57)	(62.10)	(49.14)	(48.01)	(50.21)
Net realized and unrealized gain (loss) on investment in the Company	(31.69)	(206.95)	557.16	1,411.53	164.70	344.09
Net increase (decrease) in net assets resulting from operations after incentive carried interest	(50.2700)	(252.52)	495.06	1,362.39	116.69	293.88

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-	(193.21)	(1,056.21)	(135.25)	(128.81)	(164.99)
NET ASSET VALUE, END OF PERIOD	$2,096.87	$2,147.14	$2,592.87	$3,154.02	$1,926.88	$1,939.00
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(2.34)%	(9.82)%	15.64%	70.70%	6.02%	16.45%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$40,926	$41,907	$50,607	$61,559	$37,608	$36,930
Ratios to Average Members' Equity - Net Assets: (4) (5)
Expenses excluding incentive carried interest	2.10%	2.15%	2.09%	2.11%	2.44%	2.79%
Net change in incentive carried interest	(0.12)%	(0.55)%	0.83%	2.93%	0.24%	0.77%
Expenses including incentive carried interest	1.98%	1.60%	2.92%	5.04%	2.68%	3.56%
Net investment loss excluding incentive carried interest	(1.71)%	(1.99)%	(2.09)%	(2.11)%	(2.33)%	(2.64)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (6)	16.05%	16.88%	19.57%	19.66%	9.96%	13.24%
Internal Rate of Return after incentive carried interest (6)	15.66%	16.45%	19.04%	19.11%	9.65%	12.94%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TI Fund during the period and assumes distributions, if any, were reinvested. The TI Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the TI Fund taken as a whole. The total return does not reflect the impact of incentive carried interest; refer to the Internal Rates of Return for the impact of incentive carried interest.
(4)	Ratios include expenses allocated from the Company.
(5)	For the six months ended September 30, 2023, the ratios are annualized.
(6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets before and after incentive carried interest at the end of the period as of each measurement date.

The accompanying notes and attached financial statements of NB Private Markets Fund III (Master) LLC are an integral part of these financial statements.

5

NB Private Markets Fund III (TI) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

1. Organization

NB Private Markets Fund III (TI) LLC (the “TI Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TI Fund was organized as a Delaware limited liability company on March 18, 2013. The TI Fund commenced operations on October 25, 2013. The duration of the TI Fund is ten years from the final subscription closing date (the “Final Closing”), which occurred on October 25, 2014, subject to two two-year extensions which may be approved by the Board of Managers of the TI Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TI Fund may be extended by consent of a majority-in-interest of its Members as defined in the TI Fund’s limited liability company agreements (the “LLC Agreement”).

The TI Fund’s investment objective is to provide attractive long-term returns. The TI Fund pursues its investment objective by investing substantially all of its assets in NB Private Markets Fund III (Master) LLC (the "Company"). The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts (the "Portfolio Funds"). Neither the Company, the TI Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TI Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TI Fund's financial statements. The percentage of the Company's members' contributed capital owned by the TI Fund at September 30, 2023 was approximately 57.21%.

The Board has overall responsibility to manage and supervise the operations of the TI Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TI Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TI Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

6

NB Private Markets Fund III (TI) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

2. Significant Accounting Policies

The TI Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the TI Fund in the preparation of its financial statements.

A. Basis of Accounting

The TI Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TI Fund are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the TI Fund's investment in the Company reflects the TI Fund's proportionate interest in the total members' contributed capital of the Company at September 30, 2023. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to these financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TI Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2023, the TI Fund held $721,710 in an overnight sweep that is deposited into a money market account.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

E. Investment Gains and Losses

The TI Fund records its share of the Company's investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TI Fund's aggregate commitment to the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to these financial statements.

F. Income Taxes

The TI Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The TI Fund has a tax year end of December 31.

7

NB Private Markets Fund III (TI) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TI Fund's investment in the Company for federal income tax purposes is based on amounts reported to the TI Fund on Schedule K-1 from the Company. As of September 30, 2023, the TI Fund had not received information to determine the tax cost of the Company. Based on the amounts reported to the TI Fund on Schedule K-1 (where available) as of December 31, 2022, and after adjustment for purchases and sales between December 31, 2022 and September 30, 2023, the estimated cost of the TI Fund’s investment in the Company at September 30, 2023, for federal income tax purposes aggregated $22,530,116. The net and gross unrealized appreciation for federal income tax purposes on the TI Fund's investment in the Company was estimated to be $17,740,424.

The TI Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TI Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2022, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2019 forward (with limited exceptions). The Financial Accounting Standards Board (“FASB”) ASC 740-10 Income Taxes requires the Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the TI Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TI Fund’s financial statements for the six months ended September 30, 2023. The TI Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2023, the TI Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the TI Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The TI Fund bears its own expenses and, indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Management Fees (as defined herein); Managers’ fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

8

NB Private Markets Fund III (TI) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

3. Advisory Fees, Management Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration of the advisory and other services provided by the Registered Investment Adviser, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fees") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds (during this time, the Advisory Fees will not exceed 1.0% of total commitments from Members); and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value (“NAV”) of the Company. For the six months ended September 30, 2023, the Company incurred Advisory Fees totaling $358,255, of which $204,952 was allocated to the TI Fund.

In consideration for the services provided under the Management Agreement, the TI Fund pays the Registered Investment Adviser a management fee (the "Management Fee") quarterly in arrears at the annual rate of 0.50% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the Underlying Commitments attributable to the TI Fund (based on the TI Fund’s commitments to the Company relative to those of the Feeder Funds invested in the Company) and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the NAV of the TI Fund. The Management Fee will not exceed 0.50% of total commitments from Members. For the six months ended September 30, 2023, the TI Fund incurred Management Fees totaling $105,838.

Pursuant to an Administrative and Accounting Services Agreement, the TI Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the TI Fund. In consideration for these services, the TI Fund pays the Administrator a fixed fee of $7,875 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the TI Fund. For the six months ended September 30, 2023, the TI Fund incurred administration service fees totaling $15,750.

The Board consists of seven managers (the “Managers”), of which six are not an “interested person” of the TI Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Compensation to the board is paid and expensed by the Company on a quarterly basis. The Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2023, the Company incurred $98,438 in Managers’ fees, of which $56,315 was allocated to the TI Fund.

9

NB Private Markets Fund III (TI) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

As of September 30, 2023, three persons had ownership of approximately 18.79%, 13.74%, and 9.94% of the TI Fund’s total commitments and are treated as “affiliated persons”, as defined in the Investment Company Act (the “Affiliated Persons”). The affiliation between the Affiliated Persons and the TI Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Members

At September 30, 2023, capital commitments from Members totaled $50,279,798. Capital contributions received by the TI Fund with regard to satisfying Member commitments totaled $26,648,293, which represents approximately 53% of committed capital at September 30, 2023.

Capital contributions are credited to Members’ equity accounts and units will be issued when paid. Capital contributions are determined based on a percentage of commitments. During the six months ended September 30, 2023, the TI Fund did not issue any units.

The net profits or net losses of the TI Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions are made of available cash or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2023, the TI Fund had distributed $32,681,868. Distributions from the TI Fund are made in the following priority:

(a) First, to Members of the TI Fund until they have received a 125% return of all drawn commitments; and

(b) Then, a 95% - 5% split between the Members and the Registered Investment Adviser, respectively. The Registered Investment Adviser will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

Incentive carried interest is accrued based on the NAV of the TI Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Registered Investment Adviser in the period in which it occurs. At September 30, 2023, the accrued and unpaid incentive carried interest was $2,014,876.

5. Indemnifications

In the normal course of business, the TI Fund enters into contracts that provide general indemnifications. The TI Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TI Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

10

NB Private Markets Fund III (TI) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the TI Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Subsequent Events

The TI Fund has evaluated all events subsequent to September 30, 2023, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

11

NB Private Markets Fund III (TI) LLC

Supplemental Information

September 30, 2023 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the TI Fund’s policies and procedures used to determine how to vote proxies relating to the TI Fund’s portfolio securities, as well as information regarding proxy votes cast by the TI Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TI Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TI Fund did not receive any proxy solicitations during the six months ended September 30, 2023.

The TI Fund files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The TI Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

12

NB Private Markets Fund III (Master) LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2023

NB Private Markets Fund III (Master) LLC

For the six months ended September 30, 2023

Index	Page No.

FINANCIAL INFORMATION (Unaudited)

NB Private Markets Fund III (Master) LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets
As of September 30, 2023 (Unaudited)

Assets

Investments, at fair value (cost $43,143,442)	$69,534,021
Interest receivable	30,295
Prepaid insurance	7,836

Total Assets	$69,572,152

Liabilities

Advisory fees payable	$181,593
Audit fees payable	21,950
Administration service fees payable	21,659
Due to Affiliate	9,568
Other payables	658

Total Liabilities	$235,428

Commitments and contingencies (Note 5)

Members’ Equity - Net Assets	$69,336,724

Units of Membership Interests outstanding (unlimited units authorized)	25,265.58
Net Asset Value Per Unit	$2,744.32

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Schedule of Investments
As of September 30, 2023 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Buyout/Growth (52.09%)
Advent International GPE VIII-B, L.P.	Primary	09/2016 - 02/2022	North America	$4,467,886	$7,745,069
Apollo Investment Fund IV, L.P.	Secondary	04/2014	North America	77,631	7,624
BV Investment Partners Fund VIII, L.P.	Primary	08/2014 - 10/2022	North America	1,058,566	3,975,276
Charlesbank Equity Fund VIII, L.P.	Primary	01/2015 - 06/2023	North America	6,515,698	8,595,233
Green Equity Investors VII, L.P.	Primary	05/2017 - 08/2023	North America	2,324,440	4,560,322
Lone Star Fund IX (U.S.), L.P.	Primary	03/2015 - 06/2018	North America	943,189	1,117,526
Platinum Equity Capital Partners III, L.P.	Secondary	12/2013 - 09/2023	North America	541,385	1,227,982
Rhone Partners V, L.P.	Primary	07/2015 - 08/2023	North America	3,938,449	8,890,661
				19,867,244	36,119,693
Special Situations (14.63%)
Clearlake Capital Partners IV, L.P.	Primary	09/2015 - 01/2023	North America	1,456,177	2,769,635
Clearlake Opportunities Partners, L.P.	Primary	09/2015 - 02/2023	North America	1,403,931	1,858,867
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	05/2014 - 04/2017	North America	912,720	13,617
OrbiMed Royalty Opportunities II, L.P.	Primary	04/2015 - 03/2023	North America	368,282	195,591
Ridgewood Energy Oil & Gas Fund III, L.P.	Primary	05/2015 - 09/2023	North America	4,567,886	4,300,000
Walton Street Real Estate Fund VII, L.P.	Primary	03/2014 - 12/2022	North America	1,243,473	1,005,338
				9,952,469	10,143,048
Venture Capital (20.59%)
Lightspeed China Partners II, L.P.	Primary	06/2014 - 04/2021	Asia	1,141,676	3,577,654
Lightspeed Venture Partners Select, L.P.	Primary	03/2014 - 05/2019	North America	625,765	1,369,345
Lightspeed Venture Partners X, L.P.	Primary	07/2014 - 02/2020	North America	1,216,320	6,648,057
Meritech Capital Partners V L.P.	Primary	09/2014 - 11/2022	North America	1,347,816	2,684,072
				4,331,577	14,279,128

Short Term Investments	Cost	Fair Value
Money Market Fund (12.97%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio	8,992,152	8,992,152
	8,992,152	8,992,152

Total Investments (cost $43,143,442) (100.28%)		69,534,021
Other Assets & Liabilities (Net) (-0.28%)		(197,297)
Members' Equity - Net Assets (100.00%)		$69,336,724

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2023 aggregated $34,151,290. Total fair value of illiquid and restricted securities at
September 30, 2023 was $60,541,869 or 87.32% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Statement of Operations
For the six months ended September 30, 2023 (Unaudited)

Investment Income:

Interest income	$107,187

Total Investment Income	107,187

Operating Expenses:

Advisory fees	358,255
Managers' fees	98,438
Administration service fees	43,081
Audit fees	21,950
Insurance expense	6,041
Legal fees	130
Other expenses	6,320

Total Operating Expenses	534,215

Net Investment Loss	(427,028)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	4,006,403
Net change in unrealized appreciation on investments	(5,087,770)

Net Realized and Change in Unrealized Gain on Investments	(1,081,367)

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(1,508,395)

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2023 (Audited)

Total Members
Members' committed capital	$87,888,888

Members' equity at April 1, 2022	$86,933,666
Capital distributions	(7,945,363)
Net investment loss	(1,069,005)
Net realized gain on investments	5,229,520
Net change in unrealized appreciation on investments	(12,289,909)
Members' equity at March 31, 2023	$70,858,909

For the six months ended September 30, 2023 (Unaudited)

Total Members
Members' committed capital	$87,888,888

Members' equity at April 1, 2023	$70,858,909
Capital distributions	(13,790)
Net investment loss	(427,028)
Net realized gain on investments	4,006,403
Net change in unrealized appreciation on investments	(5,087,770)
Members' equity at September 30, 2023	$69,336,724

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Statement of Cash Flows
For the six months ended September 30, 2023 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$(1,508,395)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Contributions to investments in Portfolio Funds	(1,518,762)
Proceeds received from investments in Portfolio Funds	7,986,132
Net purchases and sales of short term investments	(5,933,226)
Net realized gain on investments	(4,006,403)
Net change in unrealized (appreciation) depreciation on investments	5,087,770
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	(19,087)
(Increase) decrease in prepaid insurance fees	(2,950)
Increase (decrease) in advisory fees payable	5,276
Increase (decrease) in legal fees payable	(62,494)
Increase (decrease) in audit fee payable	(21,950)
Increase (decrease) in administration service fees payable	(1,692)
Increase (decrease) in due to Affiliate	9,568
Increase (decrease) in other payables	3

Net cash provided by (used in) operating activities	13,790

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(13,790)

Net cash provided by (used in) financing activities	(13,790)

Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of the period	-

Cash and cash equivalents at end of the period	$-

Noncash activities
Receipt of in-kind distributions of securities from
Portfolio Funds, at fair value on the date of distribution	$449,337

Distributions totaling $13,790 were made to the TE Fund for taxes paid and/or accrued on behalf of the TE Fund.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Financial Highlights

	For the six months ended September 30, 2023 (Unaudited)	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2019
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$2,804.56	$3,440.79	$4,183.05	$2,534.38	$2,512.79	$2,264.83
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(16.89)	(42.31)	(58.30)	(46.18)	(44.42)	(47.50)
Net realized and unrealized gain (loss) on investments	(42.80)	(279.45)	752.35	1,906.03	215.25	453.41
Net increase (decrease) in net assets resulting from operations	(59.69)	(321.76)	694.05	1,859.85	170.83	405.91

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(0.55)	(314.47)	(1,436.31)	(211.18)	(149.24)	(157.95)
NET ASSET VALUE, END OF PERIOD	$2,744.32	$2,804.56	$3,440.79	$4,183.05	$2,534.38	$2,512.79
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(2.13)%	(9.44)%	16.59%	74.23%	6.79%	18.07%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$69,337	$70,859	$86,934	$105,687	$64,033	$63,487
Ratios to Average Members' Equity - Net Assets: (4) (5)
Expenses	1.49%	1.53%	1.48%	1.52%	1.74%	2.07%
Net investment loss	(1.19)%	(1.41)%	(1.48)%	(1.51)%	(1.65)%	(1.97)%
Portfolio Turnover Rate (6)	2.25%	3.50%	3.60%	6.36%	12.54%	1.61%

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	18.21%	19.07%	21.90%	22.15%	14.00%	15.84%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.

(3)	Total return and the ratios to average members' equity - net assets is calculated for the Company taken as a whole.
(4)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	For the six months ended September 30, 2023, the ratios are annualized.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements
September 30, 2023 (Unaudited)

1. Organization

NB Private Markets Fund III (Master) LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on March 18, 2013. The Company commenced operations on October 25, 2013. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on October 25, 2014, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by consent of a majority-in-interest of its Members as defined in the Company’s limited liability company agreements (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Registered Investment Adviser) (collectively, the "Portfolio Funds"). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Private Markets Fund III (TI) LLC (the “TI Fund”) and NB Private Markets Fund III (TE) LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and NB Private Markets Fund III (Offshore) LDC, a Cayman Islands limited duration company (the “Offshore Fund”, and together with the TI Fund and the TE Fund, the “Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholders' capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2023, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 57.21% and 42.79%, respectively.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements
September 30, 2023 (Unaudited)

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures to comply with Rule 2a-5 and designated NBIA as the Company’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements
September 30, 2023 (Unaudited)

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 Fair Value Measurements establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements
September 30, 2023 (Unaudited)

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity – Net Assets by level within the valuation hierarchy as of September 30, 2023.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Buyout/Growth	$-	$-	$-	$36,119,693	$36,119,693
Special Situations	-	-	-	10,143,048	10,143,048
Venture Capital	-	-	-	14,279,128	14,279,128
Money Market Fund	8,992,152	-	-	-	8,992,152
Totals	$8,992,152	$-	$-	$60,541,869	$69,534,021

Significant Unobservable Inputs

As of September 30, 2023, the Company had investments valued at $69,534,021. The fair value of investments valued at $60,541,869 in the Company's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2023 is one to three years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2023, the Company held $8,992,152 in an overnight sweep that is deposited into a money market account.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

E. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Change in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements
September 30, 2023 (Unaudited)

F. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2023, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2022, and after adjustment for purchases and sales between December 31, 2022 and September 30, 2023, the estimated cost of the Portfolio Funds at September 30, 2023, for federal income tax purposes aggregated $29,480,041. The net unrealized appreciation for federal income tax purposes was estimated to be $31,061,828. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $32,635,585 and $1,573,757, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2022, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2019 forward (with limited exceptions). FASB ASC 740-10 Income Taxes requires the Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the Company’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Company’s financial statements for the six months ended September 30, 2023. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2023, the Company did not incur any interest or penalties.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements
September 30, 2023 (Unaudited)

G. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

I. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; registration expenses; Managers’ fees (as defined herein); and expenses of meetings of the Board.

J. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements
September 30, 2023 (Unaudited)

3. Advisory Fees, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fees") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds (during this time, the Advisory Fees will not exceed 1.0% of total commitments from Members); and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2023, the Company incurred Advisory Fees totaling $358,255.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Company. For the six months ended September 30, 2023, the Company incurred administration service fees totaling $43,081.

The Board consists of seven managers (the “Managers”), of which six are not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2023, the Company incurred $98,438 in Managers’ fees.

4. Capital Commitments from Members

At September 30, 2023, capital commitments from Members totaled $87,888,888. Capital contributions received by the Company with regard to satisfying Member commitments totaled $40,428,888, which represents approximately 46% of committed capital at September 30, 2023.

Capital contributions are credited to Members’ equity accounts and units will be issued when paid. Capital contributions are determined based on a percentage of commitments. During the six months ended September 30, 2023, the Company did not issue any units.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions are made of available cash or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2023, the Company had distributed $57,964,076 to the Feeder Funds.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements
September 30, 2023 (Unaudited)

5. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2023, the Company had total capital commitments of $82,612,727 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $11,872,789 as listed below:

Assets:	Unfunded Commitment
Buyout/Growth	$6,100,265
Special Situations	5,512,524
Venture Capital	260,000
Total	$11,872,789

6. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company generally cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds represent 5% or more of Members’ Equity – Net Assets of the Company. Thus, the Portfolio Funds’ investment objectives are disclosed below.

Rhone Partners V L.P. represents 12.82% of Members’ Equity – Net Assets of the Company. The objective of Rhone Partners V L.P. is to make portfolio investments consisting of controlling and noncontrolling equity and equity-related interests in operating businesses.

Charlesbank Equity Fund VIII, L.P. represents 12.40% of Members’ Equity – Net Assets of the Company. The objective of Charlesbank Equity Fund VIII, L.P. is to make investments in equity, debt, convertible securities and other interests in business organizations, to provide capital for acquisition and expansion of growing companies.

Advent International GPE VIII-B, L.P. represents 11.17% of Members’ Equity – Net Assets of the Company. The objective of Advent International GPE VIII-B L.P. is to make investments in businesses in the development stage and other small to medium sized companies based primarily in Europe and North America.

Lightspeed Venture Partners X, L.P. represents 9.59% of Members’ Equity – Net Assets of the Company. Lightspeed Venture Partners X, L.P. invests in securities (whether debt, equity, or any combination thereof) issued primarily in start-ups, early-stage, development, and expansion-stage companies engaged in business in the technology area.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements
September 30, 2023 (Unaudited)

Green Equity Investors VII, L.P. represents 6.58% of Members’ Equity – Net Assets of the Company. Green Equity Investors VII, L.P. seeks to make control-oriented equity investments in lower middle market companies in the information and business services and communications sectors.

Ridgewood Energy Oil & Gas Fund III, L.P. represents 6.20% of Members’ Equity – Net Assets of the Company. Ridgewood Energy Oil & Gas Fund III, L.P. was organized to own, manage, supervise and dispose of investments, primarily in oil and gas exploration, development and production properties located in the United States offshore waters in the Gulf of Mexico.

BV Investment Partners Fund VIII, L.P. represents 5.73% of Members’ Equity – Net Assets of the Company. BV Investment Partners Fund VIII, L.P. seeks to make control-oriented equity investments in lower middle market companies in the information and business services and communications sectors.

Lightspeed China Partners II, L.P. represents 5.16% of Members’ Equity – Net Assets of the Company. The objective of Lightspeed China Partners II, L.P. is to make investments that are primarily in early stages or growth stage companies, which will typically be headquartered in, have operations in, sell products to, or have some other nexus to, China.

7. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements
September 30, 2023 (Unaudited)

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

9. Subsequent Events

The Company has evaluated all events subsequent to September 30, 2023, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Private Markets Fund III (Master) LLC

Supplemental Information
September 30, 2023 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended September 30, 2023.

The Company files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Company’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Private Markets Fund III (Master) LLC

Advisory and Sub Advisory Agreement Approval
September 30, 2023 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of NB Private Markets Fund III (Master) LLC (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA, the Management Agreements between each of the Feeder Funds and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, "Neuberger Berman"), at an executive session of the Independent Managers held on July 17, 2023 and a Board meeting held on July 19, 2023. The Board is comprised of a majority of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement, Management Agreements and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the fees payable by each Feeder Fund to NBIA under Management Agreements between each Feeder Fund and NBIA. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

NB Private Markets Fund III (Master) LLC

Advisory and Sub Advisory Agreement Approval
September 30, 2023 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operational support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2023.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2023.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Private Markets Fund III (TI) LLC

By:	/s/ Patrick Deaton
Patrick Deaton
Chief Operating Officer

Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Deaton
Patrick Deaton
Chief Operating Officer
(Principal Executive Officer)

Date: December 8, 2023

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 8, 2023